FAIR VALUE (Details 1) (USD $)	Apr. 30, 2012	Oct. 31, 2011	Oct. 31, 2010
Common stock warrant liability, warrants exercisable at $0.15 - $0.17 from August 2012 through November 2015	$ 3,090,088	$ 6,391,071	$ 13,006,194
Embedded derivative liability, convertible at $0.15 from May 2012 through January 2013	(6,034,500)	(5,727,932)	81,028
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Common stock warrant liability, warrants exercisable at $0.15 - $0.17 from August 2012 through November 2015	0	0
Embedded derivative liability, convertible at $0.15 from May 2012 through January 2013	0	0	0
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Common stock warrant liability, warrants exercisable at $0.15 - $0.17 from August 2012 through November 2015			0
Embedded derivative liability, convertible at $0.15 from May 2012 through January 2013			0
Fair Value, Inputs, Level 3 [Member]
Common stock warrant liability, warrants exercisable at $0.15 - $0.17 from August 2012 through November 2015		6,391,071
Embedded derivative liability, convertible at $0.15 from May 2012 through January 2013		946,046
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Common stock warrant liability, warrants exercisable at $0.15 - $0.17 from August 2012 through November 2015	3,090,088	6,391,071	13,006,194
Embedded derivative liability, convertible at $0.15 from May 2012 through January 2013	$ 137,749	$ 946,046	$ 81,028